Business Segment Reporting	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Business Segment Reporting [Abstract]
Business Segment Reporting

Note 14. Business Segment Reporting

        The business of the Company is conducted through three reportable segments: Terminix, American Home Shield and Franchise Services Group.

        In accordance with accounting standards for segments, the Company's reportable segments are strategic business units that offer different services. The Terminix segment provides termite and pest control services to residential and commercial customers and distributes pest control products. The American Home Shield segment provides home warranties for household systems and appliances. The Franchise Services Group segment provides residential and commercial disaster restoration, janitorial and cleaning services through franchises primarily under the ServiceMaster, ServiceMaster Restore and ServiceMaster Clean brand names, home cleaning services through franchises and Company-owned locations primarily under the Merry Maids brand name, on-site wood furniture repair and restoration services primarily under the Furniture Medic brand name and home inspection services primarily under the AmeriSpec brand name. Other Operations and Headquarters includes The ServiceMaster Acceptance Company Limited Partnership ("SMAC"), our financing subsidiary exclusively dedicated to providing financing to our franchisees and retail customers of our operating units, and the Company's headquarters operations (substantially all of which costs are allocated to the Company's reportable segments), which provide various technology, marketing, finance, legal and other support services to the reportable segments. The composition of our reportable segments is consistent with that used by our chief operating decision maker (the "CODM") to evaluate performance and allocate resources.

        Information regarding the accounting policies used by the Company is described in Note 2. The Company derives substantially all of its revenue from customers and franchisees in the United States with less than two percent generated in foreign markets. Operating expenses of the business units consist of direct costs and indirect costs allocated from Other Operations and Headquarters. In periods prior to the TruGreen Spin-off, expenses which were allocated to TruGreen but are not reflected in discontinued operations are included in Other Operations and Headquarters. Such expenses amounted to $29 million in the nine months ended September 30, 2014, respectively.

        The Company uses Reportable Segment Adjusted EBITDA as its measure of segment profitability. Accordingly, the CODM evaluates performance and allocates resources based primarily on Reportable Segment Adjusted EBITDA. Reportable Segment Adjusted EBITDA is defined as net income (loss) before: unallocated corporate expenses; income (loss) from discontinued operations, net of income taxes; provision (benefit) for income taxes; gain (loss) on extinguishment of debt; interest expense; depreciation and amortization expense; non-cash goodwill and trade name impairment; non-cash impairment of software and other related costs; non-cash impairment of property and equipment; non-cash stock-based compensation expense; restructuring charges; management and consulting fees; consulting agreement termination fees; non-cash effects attributable to the application of purchase accounting; and other non-operating expenses. The Company's definition of Reportable Segment Adjusted EBITDA may not be calculated or comparable to similarly titled measures of other companies. We believe Reportable Segment Adjusted EBITDA is useful for investors, analysts and other interested parties as it facilitates company-to-company operating performance comparisons by excluding potential differences caused by variations in capital structures, taxation, the age and book depreciation of facilities and equipment, restructuring initiatives, consulting agreements and equity-based, long-term incentive plans.

        Information for continuing operations for each reportable segment and Other Operations and Headquarters is presented below:

	Nine Months Ended September 30,
(In millions)	2014	2013
Revenue:
Terminix	$1,049	$1,012
American Home Shield	637	568
Franchise Services Group	189	175

Reportable Segment Revenue	$1,875	$1,754
Other Operations and Headquarters	5	6

Total Revenue	$1,880	$1,760

	Nine Months Ended September 30,
(In millions)	2014	2013
Reportable Segment Adjusted EBITDA:(1)
Terminix	$248	$223
American Home Shield	144	114
Franchise Services Group	58	57

Reportable Segment Adjusted EBITDA	$450	$395

(1)
Presented below is a reconciliation of Reportable Segment Adjusted EBITDA to Net (Loss) Income:

	Nine Months Ended September 30,
(In millions)	2014	2013
Reportable Segment Adjusted EBITDA:
Terminix	$248	$223
American Home Shield	144	114
Franchise Services Group	58	57

Reportable Segment Adjusted EBITDA	$450	$395

Unallocated corporate expenses(a)	$(7)	$(34)
Depreciation and amortization expense	(76)	(74)
Non-cash impairment of software and other related costs	(47)	—
Non-cash stock-based compensation expense	(5)	(3)
Restructuring charges	(7)	(4)
Management and consulting fees	(4)	(5)
Consulting agreement termination fees	(21)	—
(Loss) income from discontinued operations, net of income taxes	(98)	(533)
Benefit (provision) for income taxes	(26)	(43)
Loss on extinguishment of debt	(65)	—
Interest expense	(171)	(186)
Other	—	(1)

Net (Loss) Income	$(76)	$(488)

(a)
Represents the unallocated corporate expenses of Other Operations and Headquarters.

Note 3. Business Segment Reporting

        The business of the Company is conducted through three reportable segments: Terminix, American Home Shield and Franchise Services Group.

        In accordance with accounting standards for segments, the Company's reportable segments are strategic business units that offer different services. The Terminix segment provides termite and pest control services to residential and commercial customers and distributes pest control products. The American Home Shield segment provides home warranties for household systems and appliances. The Franchise Services Group segment provides residential and commercial disaster restoration, janitorial and cleaning services through franchises primarily under the ServiceMaster, ServiceMaster Restore and ServiceMaster Clean brand names, on-site wood furniture repair and restoration services primarily under the Furniture Medic brand name, home inspection services primarily under the AmeriSpec brand name and home cleaning services through franchises and Company-owned operations primarily under the Merry Maids brand name. Other Operations and Headquarters includes SMAC, our financing subsidiary exclusively dedicated to providing financing to our franchisees and retail customers of our operating units, and the Company's headquarters operations (substantially all of which costs are allocated to the Company's reportable segments), which provide various technology, marketing, finance, legal and other support services to the reportable segments. The composition of our reportable segments is consistent with that used by our chief operating decision maker (the "CODM") to evaluate performance and allocate resources.

        Information regarding the accounting policies used by the Company is described in Note 1. The Company derives substantially all of its revenue from customers and franchisees in the United States with less than two percent generated in foreign markets. Operating expenses of the business units consist primarily of direct costs and indirect costs allocated from the Other Operations and Headquarters segment. Identifiable assets are those used in carrying out the operations of the business unit and include intangible assets directly related to its operations. Expenses which were allocated to TruGreen but are not reflected in discontinued operations are included in the Other Operations and Headquarters segment. Such expenses amounted to $38 million, $42 million and $46 million in 2013, 2012 and 2011, respectively.

        The Company uses Reportable Segment Adjusted EBITDA as its measure of segment profitability. Accordingly, the CODM evaluates performance and allocates resources based primarily on Reportable Segment Adjusted EBITDA. Reportable Segment Adjusted EBITDA is defined as net income (loss) before: unallocated corporate expenses; income (loss) from discontinued operations, net of income taxes; provision (benefit) for income taxes; gain (loss) on extinguishment of debt; interest expense; depreciation and amortization expense; impairment of software and other related costs; non-cash impairment of property and equipment; non-cash stock-based compensation expense; restructuring charges; management and consulting fees; non-cash effects attributable to the application of purchase accounting; and other non-operating expenses. The Company's definition of Reportable Segment Adjusted EBITDA may not be calculated or comparable to similarly titled measures of other companies.

        Information for continuing operations for each reportable segment and Other Operations and Headquarters is presented below:

	Year Ended December 31,
(In millions)	2013	2012	2011
Revenue:
Terminix	$1,309	$1,265	$1,193
American Home Shield	740	721	687
Franchise Services Group	236	221	220

Reportable Segment Revenue	$2,285	$2,207	$2,100
Other Operations and Headquarters	8	7	5

Total Revenue	$2,293	$2,214	$2,105

Reportable Segment Adjusted EBITDA:(1)
Terminix	$266	$266	$249
American Home Shield	145	117	107
Franchise Services Group	78	70	75

Reportable Segment Adjusted EBITDA	$489	$453	$431

Identifiable Assets:
Terminix	$2,694	$2,592	$2,602
American Home Shield	1,000	976	955
Franchise Services Group	513	510	510

Reportable Segment Identifiable Assets	$4,207	$4,078	$4,067
Other Operations and Headquarters	1,080	1,048	916

Total Identifiable Assets(2)	$5,287	$5,126	$4,983

Depreciation & Amortization Expense:
Terminix	$73	$76	$76
American Home Shield	8	8	27
Franchise Services Group	8	8	9

Reportable Segment Depreciation and Amortization Expense	$89	$92	$112
Other Operations and Headquarters	10	8	9

Total Depreciation & Amortization Expense(3)	$99	$100	$121

Capital Expenditures:
Terminix	$11	$14	$23
American Home Shield	13	15	18
Franchise Services Group	3	2	2

Reportable Segment Capital Expenditures	$27	$31	$43
Other Operations and Headquarters	12	13	9

Total Capital Expenditures	$39	$44	$52

(1)
Presented below is a reconciliation of Adjusted EBITDA to Net (Loss) Income:

	Year Ended December 31,
(In millions)	2013	2012	2011
Reportable Segment Adjusted EBITDA:
Terminix	$266	$266	$249
American Home Shield	145	117	107
Franchise Services Group	78	70	75

Reportable Segment Adjusted EBITDA	$489	$453	$431

Unallocated corporate expenses(a)	$(39)	$(40)	$(34)
Depreciation and amortization expense	(99)	(100)	(121)
Non-cash impairment of property and equipment	—	(9)	—
Non-cash stock-based compensation expense	(4)	(7)	(8)
Restructuring charges	(6)	(15)	(7)
Management and consulting fees	(7)	(7)	(8)
(Loss) income from discontinued operations, net of income taxes	(549)	(696)	53
Benefit (provision) for income taxes	(43)	8	6
Loss on extinguishment of debt	—	(55)	—
Interest expense	(247)	(245)	(266)
Other	(2)	(1)	—

Net (Loss) Income	$(507)	$(714)	$46

(a)
Represents the unallocated corporate expenses of Other Operations and Headquarters.
(2)
Assets of discontinued operations are not included in the business segment table.

(3)
There are no adjustments necessary to reconcile total depreciation and amortization as presented in the business segment table to the consolidated totals. Amortization of debt issue costs is not included in the business segment table.

        See Note 4 for information relating to segment goodwill.